INCOME TAX EXPENSE (Details Narrative) - CNY (¥) ¥ in Millions			9 Months Ended	12 Months Ended
		Mar. 16, 2007	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Operating Loss Carryforwards [Line Items]
Enterprise income tax rate (as a percent)	[1]		25.00%	25.00%	25.00%
Net operating loss carry forwards			¥ 5,212.9
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Enterprise income tax rate (as a percent)			16.50%
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Enterprise income tax rate (as a percent)		25.00%	25.00%
State Administration of Taxation, China [Member] | Youxin Internet Beijing Information Technology Co. Ltd. [Member]
Operating Loss Carryforwards [Line Items]
Preferential statutory income tax rate			15.00%
State Administration of Taxation, China [Member] | PRC Subsidiaries, VIE's and VIE's Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Enterprise income tax rate (as a percent)			25.00%

[1]	The PRC statutory income tax rate was used because the majority of the Group’s operations are based in PRC.